Investment Strategy - Clockwise U.S. Core Equity ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to outperform the large-cap segment of the U.S. equity market over a full market cycle while exhibiting lower volatility. Under normal circumstances, the Fund will invest primarily in U.S. equity securities of companies positioned to benefit from long term innovation trends together with established core economy businesses that provide stability during periods of economic uncertainty.

The Sub-Adviser seeks to achieve the Fund’s objective through active rotation among three key asset allocations: (i) less volatile and lower price to earnings (P/E) legacy companies that generate consistent cash flows; (ii) more volatile and higher growth innovation leaders driving advances in areas such as artificial intelligence, big data, power infrastructure, and cryptocurrencies, among others; and (iii) adaptive portfolio risk controls including allocation to cash, short term U.S. Treasuries, inverse ETFs (as discussed below), and covered call options strategies, each used to manage volatility and preserve capital.

At the macro level, the Sub-Adviser’s proprietary Market Score model evaluates market cycle, liquidity, and sentiment indicators to determine the current phase of the economic and innovation cycle in the U.S. This assessment drives the Fund’s allocation between the innovation, legacy, and risk control exposures discussed above. The Sub-Adviser increases risk exposure during expansionary phases of the U.S. economy and reduces it during periods of economic slowdown in the U.S. economy.

At the company level, the Sub-Adviser applies a proprietary score to identify opportunities within the investment universe (i.e., U.S. exchange-listed companies). Each company is analyzed for profitability, asset productivity, scalability, network resilience, market penetration, and long term growth potential. These metrics standardize valuations across sectors and help identify the most attractive risk adjusted return opportunities.

To manage downside risk, the Fund may employ covered call options on portfolio holdings to generate options premiums and provide limited downside protection, and may use inverse ETFs to hedge systematic equity risk during market drawdowns. The Fund will not directly invest in cryptocurrency and does not currently intend to invest in any entity whose primary business purpose is to provide exposure to cryptocurrency, but it may have indirect exposure through companies with cryptocurrency related activities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies. Derivatives will be valued at notional value for the purposes of this policy.

The Fund’s ETF investments may include traditional ETFs, inverse ETFs (which seek to provide short exposure to or provide the opposite performance of a reference asset such as an equity index), and leveraged ETFs (which seek to provide amplified long exposure or amplified short exposure to a reference asset). The Sub-Adviser typically utilizes leveraged and inverse ETFs to seek to mitigate or reduce the Fund’s overall portfolio volatility.

Portfolio Attributes

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended, which allows it to invest a higher percentage of assets in a smaller number of issuers consistent with its conviction based strategy.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Depending on prevailing market conditions, the Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. Therefore, the Fund from time to time may be concentrated (i.e., invest greater than 25%) in one or more sectors. As of September 30, 2025, the Fund’s portfolio was concentrated in the information technology sector and had significant exposure to the communications sector. The Fund will not be concentrated in any particular industry or sub-industry.

The Fund’s investments include small, medium, and large capitalization companies, with the Sub-Adviser focusing on investing in companies with market capitalization greater than $1 billion. The Fund generally holds 30 positions on average, with a maximum of 50, and conviction weighted allocations of approximately 1% to 10% each. New positions may be scaled as conviction strengthens. The Sub-Adviser’s highest conviction holdings are those expected to provide the most favorable risk reward opportunities over multiple time horizons, including quarterly, annual, and on a multi-year basis.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies.